Debt, Lease Liabilities and Other Notes Payable - Bank loans (Details) $ in Thousands, $ in Millions		1 Months Ended			2 Months Ended	12 Months Ended
	Oct. 06, 2020 MXN ($)	Jul. 31, 2020 MXN ($)	Mar. 31, 2020 MXN ($)	Jul. 31, 2019 MXN ($)	Dec. 31, 2017 MXN ($) company	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2016 MXN ($)
Debt, lease liabilities and other notes payable outstanding
Principal amount						$ 123,877,278
Amount drew down							$ 10,000,000
Repayment of debt						492,489	989,156	$ 307,489
Unamortised finance costs							1,441,597
Interest payable on total debt						1,934,656	1,943,863
Notional amount						123,877,278
Bank loans maturities between 2022 and 2023
Debt, lease liabilities and other notes payable outstanding
Number of Mexican banks, entered into long-term credit agreements | company					3
Principal amount					$ 6,000,000
Base rate					TIIE
Number of days interest is payable					28 days
Notional amount					$ 6,000,000
Bank loans mature in 2021 and 2023, (Sky)
Debt, lease liabilities and other notes payable outstanding
Principal amount											$ 5,500,000
Repayment of debt		$ 2,818,091
Notional amount											$ 5,500,000
Repayment of debt, principal component		2,750,000
Payment of accrued interest and transaction costs on debt		$ 68,091
Bank loans maturities between 2019 And 2022 (TVI)
Debt, lease liabilities and other notes payable outstanding
Principal amount						$ 852,893	1,345,382
Base rate						TIIE
Notional amount						$ 852,893	$ 1,345,382
Syndicate of Banks
Debt, lease liabilities and other notes payable outstanding
Principal amount				$ 10,000,000
Base rate				TIIE
Term of borrowings				5 years
Notional amount				$ 10,000,000
Revolving credit facility with a syndicate of banks
Debt, lease liabilities and other notes payable outstanding
Principal amount										$ 618
Amount drew down			$ 14,770,694
Repayment of debt	$ 14,770,694
Prepaid to the company									$ 618
Notional amount										$ 618
TIIE | Revolving credit facility with a syndicate of banks
Debt, lease liabilities and other notes payable outstanding
Base rate						TIIE
Minimum | Bank loans maturities between 2022 and 2023
Debt, lease liabilities and other notes payable outstanding
Variable interest rate spread (as a percent)					1.25%
Borrowings, adjustment to interest rate basis					1.25%
Minimum | Bank loans 1 mature in 2021 and 2023, (Sky)
Debt, lease liabilities and other notes payable outstanding
Interest rate											7.00%
Minimum | Syndicate of Banks
Debt, lease liabilities and other notes payable outstanding
Variable interest rate spread (as a percent)				1.05%
Borrowings, adjustment to interest rate basis				1.05%
Minimum | TIIE | Bank loans maturities between 2019 And 2022 (TVI)
Debt, lease liabilities and other notes payable outstanding
Variable interest rate spread (as a percent)						1.00%
Borrowings, adjustment to interest rate basis						1.00%
Minimum | TIIE | Revolving credit facility with a syndicate of banks
Debt, lease liabilities and other notes payable outstanding
Variable interest rate spread (as a percent)						87.50%
Borrowings, adjustment to interest rate basis						87.50%
Maximum | Bank loans maturities between 2022 and 2023
Debt, lease liabilities and other notes payable outstanding
Variable interest rate spread (as a percent)					1.30%
Borrowings, adjustment to interest rate basis					1.30%
Maximum | Bank loans 2 mature in 2021 and 2023, (Sky)
Debt, lease liabilities and other notes payable outstanding
Interest rate											7.13%
Maximum | Syndicate of Banks
Debt, lease liabilities and other notes payable outstanding
Variable interest rate spread (as a percent)				1.30%
Borrowings, adjustment to interest rate basis				1.30%
Maximum | TIIE | Bank loans maturities between 2019 And 2022 (TVI)
Debt, lease liabilities and other notes payable outstanding
Variable interest rate spread (as a percent)						1.25%
Borrowings, adjustment to interest rate basis						1.25%
Maximum | TIIE | Revolving credit facility with a syndicate of banks
Debt, lease liabilities and other notes payable outstanding
Variable interest rate spread (as a percent)						1.125%
Borrowings, adjustment to interest rate basis						1.125%